Note 11 - Voyage and Vessel Operating Expenses - Summary of Voyage Expenses in the Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total	$ 1,317	$ 1,994	$ 3,038
Total	15,679	21,024	22,786
Voyage Expenses [Member]
Port charges / other voyage expenses	0	1	678
Bunkers	165	659	830
Commissions (including $829, $761 and $705 respectively, to related party)	1,152	1,334	1,530
Total	1,317	1,994	3,038
Vessel Operating Expenses [Member]
Crew wages and related costs	11,066	14,532	15,771
Insurance	1,026	1,194	1,180
Repairs and maintenance (including $247, $60 and $17 respectively, to related party)	747	1,259	1,528
Spares and consumable stores	2,530	3,861	4,148
Registration and taxes (Note 13)	$ 310	$ 178	$ 159